091-20797

For Internal Use Only
Sec File No. 9-

RECEIVED
2016 MAY 10 PM 1:30
SEC / TM

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

16018621

SEC
Mail Processing
Section
MAY 09 2016
Washington DC
412

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   SFHY
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Chief Regulatory Officer

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:
[signature]

Date:
May 6, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 09 2016

NSX
National Stock Exchange

SEC
Mail Processing
Section

MAY 09 2016

Washington DC
412

James G. Buckley
Chief Regulatory Officer
t: 201. 499.3698
f: 201. 499.0727
james.buckley@nsx.com

VIA FED EX

May 6, 2016

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 10 2016
DIVISION OF TRADING & MARKETS

1) EVGBC
2) EVLMC
3) JHMS
4) JHME
5) JHMI
6) JHMA
7) JHMU
8) EVSTC
9) JPIH
10) JPEH
11) JUNE
12) GHS
13) GHE
14) DVEM
15) IQDG
16) ERYY
17) FAZZ
18) TECZ
19) RFAP

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 09 2016

20) RFDI
21) RFEU
22) EMTL
23) STOT
24) CATH
25) IBUY
26) DEMG
27) OPD
28) BUZ
29) MPCT
30) SFHY
31) SFIG
32) WFHY
33) WFIG
34) WIZE

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Chief Regulatory Officer

Enclosures